S

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.8%
	EQUITY - 29.9%
1,800	Avantis U.S. Small Cap Value ETF	$ 198,846
7,686	Fidelity Enhanced International ETF, USD Class	285,919
2,608	Invesco S&P SmallCap Momentum ETF	198,260
1,431	iShares Russell Mid-Cap Growth ETF	183,340
5,904	JPMorgan Hedged Equity Laddered Overlay ETF	377,325
18,404	Schwab U.S. Large-Cap Growth ETF	536,109
27,542	Schwab U.S. Large-Cap Value ETF	840,030
2,063	WisdomTree U.S. Value Fund	195,428
		2,815,257
	FIXED INCOME - 67.9%
26,002	Invesco Total Return Bond ETF	1,217,674
22,349	PIMCO Active Bond ETF	2,062,367
35,354	SPDR Doubleline Total Return Tactical ETF	1,404,614
21,939	Vanguard Intermediate-Term Bond ETF	1,693,252
		6,377,907

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,982,275)	9,193,164

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.2%
	MONEY MARKET FUND - 2.2%
207,708	First American Government Obligations Fund, Class X, 3.58% (Cost $207,708)(a)	207,708

	TOTAL INVESTMENTS - 100.0% (Cost $9,189,983)	$ 9,400,872
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	3,853
	NET ASSETS - 100.0%	$ 9,404,725

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Rate disclosed is the seven day effective yield as of March 31, 2026.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	EQUITY - 48.2%
21,960	Avantis U.S. Small Cap Value ETF	$ 2,425,921
76,762	Fidelity Enhanced International ETF, USD Class	2,855,546
15,556	Invesco S&P SmallCap Momentum ETF	1,182,567
13,154	iShares Russell Mid-Cap Growth ETF	1,685,290
35,819	JPMorgan Hedged Equity Laddered Overlay ETF	2,289,192
224,486	Schwab U.S. Large-Cap Growth ETF	6,539,277
284,171	Schwab U.S. Large-Cap Value ETF	8,667,217
24,627	WisdomTree U.S. Value Fund	2,332,916
		27,977,926
	FIXED INCOME - 50.4%
136,990	Invesco Total Return Bond ETF	6,415,242
113,888	PIMCO Active Bond ETF	10,509,585
146,966	SPDR Doubleline Total Return Tactical ETF	5,838,959
83,486	Vanguard Intermediate-Term Bond ETF	6,443,449
		29,207,235

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,628,915)	57,185,161

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
881,840	First American Government Obligations Fund, Class X, 3.58% (Cost $881,840)(a)	881,840

	TOTAL INVESTMENTS - 100.1% (Cost $51,510,755)	$ 58,067,001
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(35,122)
	NET ASSETS - 100.0%	$ 58,031,879

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Rate disclosed is the seven day effective yield as of March 31, 2026.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 68.4%
102,817	Avantis U.S. Small Cap Value ETF	$ 11,358,194
238,111	Fidelity Enhanced International ETF, USD Class	8,857,729
123,391	Invesco S&P SmallCap Momentum ETF	9,380,184
52,066	iShares Russell Mid-Cap Growth ETF	6,670,696
135,168	JPMorgan Hedged Equity Laddered Overlay ETF	8,638,587
1,025,146	Schwab U.S. Large-Cap Growth ETF	29,862,503
1,259,744	Schwab U.S. Large-Cap Value ETF	38,422,192
99,009	WisdomTree U.S. Value Fund	9,379,123
		122,569,208
	FIXED INCOME - 30.7%
273,609	Invesco Total Return Bond ETF	12,813,109
198,156	PIMCO Active Bond ETF	18,285,836
276,303	SPDR Doubleline Total Return Tactical ETF	10,977,518
166,898	Vanguard Intermediate-Term Bond ETF	12,881,188
		54,957,651

	TOTAL EXCHANGE-TRADED FUNDS (Cost $142,171,182)	177,526,859

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
1,719,023	First American Government Obligations Fund, Class X, 3.58% (Cost $1,719,023)(a)	1,719,023

	TOTAL INVESTMENTS - 100.1% (Cost $143,890,205)	$ 179,245,882
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(90,440)
	NET ASSETS - 100.0%	$ 179,155,442

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Rate disclosed is the seven day effective yield as of March 31, 2026.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.1%
	EQUITY - 84.1%
89,924	Avantis U.S. Small Cap Value ETF	$ 9,933,904
182,600	Fidelity Enhanced International ETF, USD Class	6,792,720
90,994	Invesco S&P SmallCap Momentum ETF	6,917,364
56,816	iShares Russell Mid-Cap Growth ETF	7,279,266
101,580	JPMorgan Hedged Equity Laddered Overlay ETF	6,491,978
946,658	Schwab U.S. Large-Cap Growth ETF	27,576,148
1,171,826	Schwab U.S. Large-Cap Value ETF	35,740,693
129,328	WisdomTree U.S. Value Fund	12,251,241
		112,983,314
	FIXED INCOME - 13.0%
142,420	Invesco Total Return Bond ETF	6,669,529
58,087	PIMCO Active Bond ETF	5,360,268
69,651	Vanguard Intermediate-Term Bond ETF	5,375,664
		17,405,461

	TOTAL EXCHANGE-TRADED FUNDS (Cost $98,676,530)	130,388,775

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.9%
	MONEY MARKET FUND - 2.9%
3,847,370	First American Government Obligations Fund, Class X, 3.58% (Cost $3,847,370)(a)	3,847,370

	TOTAL INVESTMENTS - 100.0% (Cost $102,523,900)	$ 134,236,145
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(63,301)
	NET ASSETS - 100.0%	$ 134,172,844

ETF	- Exchange-Traded Fund

(a) Rate disclosed is the seven day effective yield as of March 31, 2026.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.4%
	EQUITY - 92.5%
50,673	Avantis U.S. Small Cap Value ETF	$ 5,597,846
89,827	Fidelity Enhanced International ETF, USD Class	3,341,564
63,618	Invesco S&P SmallCap Momentum ETF	4,836,240
42,764	iShares Russell Mid-Cap Growth ETF	5,478,924
29,797	JPMorgan Hedged Equity Laddered Overlay ETF	1,904,326
487,071	Schwab U.S. Large-Cap Growth ETF	14,188,378
598,529	Schwab U.S. Large-Cap Value ETF	18,255,136
78,196	WisdomTree U.S. Value Fund	7,407,507
		61,009,921
	FIXED INCOME - 3.9%
28,159	Invesco Total Return Bond ETF	1,318,686
16,336	Vanguard Intermediate-Term Bond ETF	1,260,812
		2,579,498

	TOTAL EXCHANGE-TRADED FUNDS (Cost $47,896,523)	63,589,419

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.6%
	MONEY MARKET FUND - 3.6%
2,385,310	First American Government Obligations Fund, Class X, 3.58% (Cost $2,385,310)(a)	2,385,310

	TOTAL INVESTMENTS - 100.0% (Cost $50,281,833)	$ 65,974,729
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(15,576)
	NET ASSETS - 100.0%	$ 65,959,153

ETF	- Exchange-Traded Fund

(a) Rate disclosed is the seven day effective yield as of March 31, 2026.